Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

(6) Accounts Payable and Accrued Liabilities

The Company had accounts payable and accrued liabilities as follows:

	June 30, 2021	December 31, 2020
Accounts Payable and Accrued Liabilities:
Accounts payable	$52,654	$4,076
Accrued expenses	82,709	68,290
Accrued interest	117,674	44,099
Total Accounts Payable and Accrued Liabilities	253,037	116,465

Accounts Payable and Accrued Liabilities – Related Parties:
Accounts payable - fuel	290,080	211,523
Accrued payroll	33,355	160,417
Settlement payable	300,000	300,000
Acquisition consideration payable in shares	375,000	750,000
Signing and performance bonus payable in shares	600,000	1,200,000
Total Accounts Payable and Accrued Liabilities, Related Parties	$1,598,435	$2,621,940

(6) Accounts Payable and Accrued Liabilities

The Company had accounts payable and accrued liabilities at December 31, 2020 and December 31, 2019 as follows:

	December 31, 2020	December 31, 2019
Accounts Payable and Accrued Liabilities:
Accounts payable	$4,076	$8,295
Accrued expenses	68,290	32,994
Accrued interest	44,099	36,653
Total Accounts Payable and Accrued Liabilities	116,465	77,942

Accounts Payable and Accrued Liabilities – Related Parties:
Accounts payable - fuel	211,523	51,125
Accrued payroll	160,417	-
Acquisition consideration payable in shares	750,000	-
Settlement payable	300,000	-
Signing and performance bonus payable in shares	1,200,000	-
Total Accounts Payable and Accrued Liabilities, Related Parties	$2,621,940	$51,125